Financial assets and liabilities - Financial instruments measured at fair value (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets	$ 56,559	$ 55,802
Liabilities	$ (35,835)	(35,177)
Repurchase obligation of trust ownership percentage	9.00%
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability
Disclosure of financial assets [line items]
Liabilities	$ (135)	(135)
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Liabilities	0	0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Liabilities	0	0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Liabilities	(135)	(135)
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	104	103
Publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets	1	1
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets	103	102
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Assets (liabilities)	(5)	(48)
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)	(5)	(48)
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other | Other
Disclosure of financial assets [line items]
Assets (liabilities)	70	60
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)	116	106
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)	$ (46)	$ (46)